VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 18.2%
Allkem Ltd. *	41,337	$367,450
Glencore Plc (GBP)	314,434	1,651,983
IGO Ltd.	39,168	346,319
Iluka Resources Ltd.	17,554	102,152
Lynas Rare Earths Ltd. *	58,500	283,567
OZ Minerals Ltd. †	20,777	345,493
Pilbara Minerals Ltd. *	170,830	495,428
		3,592,392
Canada: 6.9%
Hudbay Minerals, Inc. (USD)	11,920	48,038
Ivanhoe Mines Ltd. * †	30,936	200,154
Lithium Americas Corp. (USD) * †	7,611	199,637
Teck Resources Ltd. (USD)	30,223	919,081
		1,366,910
Chile: 1.1%
Lundin Mining Corp. (CAD)	42,895	217,901
China: 27.7%
Beijing Easpring Material Technology Co. Ltd.	23,800	218,967
Chengxin Lithium Group Co. Ltd.	49,500	323,612
China Minmetals Rare Earth Co. Ltd. *	40,600	149,410
China Northern Rare Earth Group High-Tech Co. Ltd.	145,368	539,010
Ganfeng Lithium Co. Ltd.	67,820	708,883
GEM Co. Ltd.	322,300	332,239
Inner Mongolia Xingye Mining Co. Ltd. *	68,400	55,172
Jiangxi Copper Co. Ltd.	35,803	76,148
MMG Ltd. (HKD) *	192,000	45,687
Nanjing Hanrui Cobalt Co. Ltd.	14,700	89,958
Ningbo Shanshan Co. Ltd.	78,700	228,104
Shenghe Resources Holding Co. Ltd.	89,500	188,825
Tianqi Lithium Corp. *	68,300	956,237
Tongling Nonferrous Metals Group Co. Ltd.	457,300	166,926
Western Mining Co. Ltd.	115,000	149,964
Youngy Co. Ltd. *	13,600	213,837
Yunnan Copper Co. Ltd.	72,700	99,785
Yunnan Tin Co. Ltd.	65,600	113,011
Zhejiang Huayou Cobalt Co. Ltd.	84,830	760,644
		5,416,419
Germany: 0.6%
Aurubis AG	2,170	113,238
Japan: 2.8%
Mitsubishi Materials Corp.	6,000	82,425
Sumitomo Metal Mining Co. Ltd.	16,400	469,918
		552,343
Liechtenstein: 1.7%
Antofagasta Plc (GBP)	26,515	324,836
	Number of Shares	Value
Mexico: 5.0%
Grupo Mexico SAB de CV	214,900	$728,036
Southern Copper Corp. (USD)	5,865	262,987
		991,023
Poland: 0.7%
KGHM Polska Miedz SA	8,000	140,215
Russia: 0.0%
MMC Norilsk Nickel PJSC ∞	4,405	0
MMC Norilsk Nickel PJSC (ADR) ∞	2	0
		0
South Africa: 14.0%
Anglo American Platinum Ltd.	3,842	274,425
Anglo American Plc (GBP)	53,657	1,610,734
Impala Platinum Holdings Ltd.	41,682	390,293
Northam Platinum Holdings Ltd. *	16,411	143,076
Sibanye Stillwater Ltd. (ADR) †	37,573	350,180
		2,768,708
Sweden: 2.3%
Boliden AB	14,524	448,738
United States: 16.2%
Albemarle Corp.	4,913	1,299,194
Freeport-McMoRan, Inc.	52,288	1,429,031
Livent Corp. * †	8,654	265,245
MP Materials Corp. *	6,367	173,820
		3,167,290
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD)	30,056	512,946
Total Common Stocks (Cost: $26,178,076)		19,612,959

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.4% (Cost: $1,252,674)
Money Market Fund: 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio	1,252,674	1,252,674
Total Investments: 106.2% (Cost: $27,430,750)		20,865,633
Liabilities in excess of other assets: (6.2)%		(1,221,276)
NET ASSETS: 100.0%		$19,644,357

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VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,211,260.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Copper	18.8%	$3,689,506
Diversified Metals & Mining	58.5	11,474,120
Electrical Components & Equipment	1.1	218,967
Forest Products	1.6	323,612
Precious Metals & Minerals	5.9	1,157,974
Specialty Chemicals	14.1	2,748,780
	100.0%	$19,612,959
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